As filed with the U.S. Securities and Exchange Commission on March 15, 2024

Registration No. 333-254210

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

SEC File No 811-4834

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 8	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 160	☒

John Hancock Life Insurance Company (U.S.A.) Separate Account A

(Exact Name of Registrant)

John Hancock Life Insurance Company (U.S.A.)

(Name of Depositor)

200 Berkeley Street

Boston, MA 02116

(Complete address of depositor’s principal executive offices)

Depositor’s Telephone Number: 617-572-6000

MICHAEL A. RAMIREZ

John Hancock Life Insurance Company (U.S.A.)

U.S. INSURANCE LAW

200 BERKELEY ST.

BOSTON, MA 02116

(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 13, 2024, pursuant to paragraph (b)
☐	80 days after filing pursuant to paragraph (a)(1)
☐	on ______ pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities

Act of 1933.

This Post-Effective Amendment No. 8 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 160 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-6 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April  13, 2024 the effectiveness of the registration statement, filed in Post-Effective Amendment No. 6 on December 1, 2023 (Accession Number 0001193125-23-287039), pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No.  8 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 158 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts, on this 15th day of March, 2024.

John Hancock Life Insurance Company (U.S.A.) Separate Account A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By: *
Brooks Tingle
Principal Executive Officer

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(Depositor)

By: *
Brooks Tingle
Principal Executive Officer

/s/ Michael A. Ramirez
Michael A. Ramirez, as Attorney-In-Fact

*  Pursuant to Power of Attorney

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed by the following persons in the capacities indicated as of the 15th day of March, 2024.

Signatures	Title

*	Vice President, Controller and Chief Financial Officer
Simonetta Vendittelli

*	Chair, Director, President and Chief Executive Officer
Brooks Tingle

*	Director
Nora N. Crouch

*	Director
Thomas Edward Hampton

*	Director
J. Stephanie Nam

*	Director
Ken Ross

*	Director
Shamus Weiland

*	Director
Henry H. Wong

/s/ Michael A. Ramirez
Michael A. Ramirez, as Attorney-In-Fact

*  Pursuant to Power of Attorney